Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 229,172	$ 521,865
Prepaid expenses	175,873	223,692
Total current assets	405,045	745,557
Marketable securities held in trust account	84,194,540	83,694,573
TOTAL ASSETS	84,599,585	84,440,130
Current liabilities
Accounts payable	802,299	299,955		$ 3,272
Tax liabilities	185,837	384,973
Total current liabilities	988,136	684,928		3,272
TOTAL LIABILITIES	988,136	684,928		3,272
COMMITMENTS AND CONTINGENCIES
Common stock, $0.0001 par value, subject to possible redemption, 8,050,000 and 0 shares at redemption value, respectively	84,194,540	83,694,573
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 400,000,000 shares authorized; 2,107,750 and 0 shares issued and outstanding, respectively (excluding 8,050,000 and 0 shares subject to possible redemption, respectively)	211	211
Additional paid-in capital		189,479
Accumulated deficit	(583,302)	(129,061)		(3,272)
Total Stockholders' Equity (Deficit)	(583,091)	60,629	$ 1,257,446	$ (3,272)	$ (1,470)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 84,599,585	$ 84,440,130